Concentration	12 Months Ended
Dec. 31, 2022
Concentration [Abstract]
CONCENTRATION
15.	CONCENTRATION

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2021 and 2022.

	As of		As of
	December 31, 2021		December 31, 2022
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB	%	RMB	%	US$
A	18,241,469	20.7%	*	*	*
B	13,088,371	14.8%	*	*	*
C	9,018,665	10.2%	*	*	*
D	*	*	4,393,790	13.0%	630,875
E	*	*	4,376,768	13.0%	628,431

*	Represented the percentage below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2020, 2021 and 2022.

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2020		2021		2022
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB		US$
B	51,976,003	17.9%	*	*	*	*	*
G	45,373,496	15.6%	*	*	*	*	*
H	31,095,213	10.7%	*	*	*	*	*
F	*	*	*	*	117,415,978	18.0%	16,864,138
E	*	*	71,419,145	13.1%	73,423,394	11.3%	10,542,371

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of December 31, 2021 and 2022.

	As of		As of
	December 31, 2021		December 31, 2022
Supplier	Amount	% of Total	Amount	% of Total
	RMB		RMB
Cargo Link Logistics HK Company Limited	60,772,958	59.1%	7,185,007	28.1%
A	*	*	3,261,998	12.8%
B	11,676,432	11.4%	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the years ended December 31, 2020, 2021 and 2022.

	For the year ended		For the year ended		For the year ended
	December 31, 2020		December 31, 2021		December 31, 2022
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total
	RMB		RMB		RMB
C	*	*	*	*	122,901,742	20.0%
Cargo Link Logistics HK Company Limited	156,091,594	58.0%	185,858,692	36.4%	121,455,797	19.8%

*	Represented the percentage below 10%